Taxation (Details 7) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement of valuation allowance
Balance at beginning of the year	86,793,131	51,217,697
Current year addition	16,773,539	45,108,417
Current year reversal	(7,836,531)	(9,532,983)
Disposal of PW Literature	(20,637,067)
Balance at end of the year	75,093,072	86,793,131